UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03541
Asset Management Fund

(Exact name of registrant as specified in charter)
230 West Monroe St., Chicago, IL 60606

(Address of principal executive offices) (Zip code)
Beacon Hill Fund Services, Inc. 4041 N. High Street Columbus, OH 43214

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800)-527-3713
Date of fiscal year end: 10/31
Date of reporting period: 07/31/2011
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
ASSET MANAGEMENT FUND
MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011(Unaudited)

	Percentage
	of Net
	Assets†	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		897	$897

TOTAL INVESTMENT COMPANIES			897

	Percentage
	of Net	Principal
	Assets†	Amount	Value

REPURCHASE AGREEMENTS	100.0%
Bank of America, 0.13%, (Agreement dated 7/29/11 to be repurchased at $19,674,213 on 8/1/11. Collateralized by Adjustable Rate U.S. Government Mortgage-Backed Securities, 0.54% - 0.59%, with a value of 20,067,480, due at 12/20/32 - 04/20/37)		$19,674,000	$19,674,000

TOTAL REPURCHASE AGREEMENTS			19,674,000

TOTAL INVESTMENTS
(Cost $19,674,897)(a)	100.0%		$19,674,897

†	Percentages indicated are based on net assets of $19,669,051

(a)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	54.7%
1 Yr. Constant Maturity Treasury Based ARMS	40.0%
Fannie Mae
2.64%		7/1/28	$2,264,532	$2,359,884
2.23%		8/1/29	1,798,823	1,859,126
3.09%		3/1/30	251,351	262,215
2.46%		5/1/33	1,047,332	1,097,409
2.58%		9/1/33	2,979,794	3,108,803
2.52%		1/1/35	5,949,433	6,263,150
2.45%		1/1/35	7,874,713	8,268,216
2.76%		9/1/36	15,888,916	16,737,718
2.56%		6/1/37	21,131,479	22,321,034
3.51%		9/1/38	22,727,316	24,019,659
2.58%		9/1/38	9,791,208	10,314,244
3.50%		5/25/42	6,337,267	6,479,202
Fannie Mae Grantor Trust
3.92%		5/25/42	8,358,608	8,619,121
3.69%		8/25/43	12,153,135	12,791,174
Fannie Mae Whole Loan
4.34%		8/25/42	3,437,872	3,725,793
4.01%		8/25/42	11,357,982	12,171,622
3.48%		4/25/45	18,001,244	18,977,214
FHLMC Structured Pass-Through Securities
3.82%		3/25/44	2,473,976	2,494,265
Freddie Mac
3.45%		10/1/22	811,187	835,989
2.41%		9/1/27	1,211,614	1,252,191
2.39%		9/1/28	8,406,633	8,728,316
2.38%		9/1/30	750,676	770,882
2.48%		7/1/31	4,615,574	4,769,570

				178,226,797

6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
1.38%		6/1/21	1,039,649	1,042,639
1.86%		12/1/24	1,770,235	1,801,164
Freddie Mac
2.02%		1/1/26	$688,837	$703,158

				3,546,961

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

6 Mo. London Interbank Offering Rate (LIBOR)	3.3%
Fannie Mae
1.78%		9/1/27	3,234,768	3,312,618
1.72%		3/1/28	2,885,078	2,949,350
2.21%		6/1/28	412,825	430,326
1.70%		9/1/33	1,359,388	1,389,196
1.75%		11/1/33	2,271,354	2,332,892
1.79%		11/1/33	1,121,956	1,151,538
Freddie Mac
2.58%		9/1/30	2,853,568	3,022,268

				14,588,188

Cost of Funds Index Based ARMS	8.9%
Fannie Mae
3.67%		2/1/28	13,625,707	14,430,108
2.70%		8/1/33	8,133,114	8,448,016
3.01%		11/1/36	9,267,580	9,778,571
2.61%		6/1/38	6,915,314	7,188,092

				39,844,787

HYBRID ARMS	1.7%
Freddie Mac
5.77%		11/1/36	7,307,372	7,747,378

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				243,954,111

FIXED RATE MORTGAGE-RELATED SECURITIES	39.1%
15 Yr. Securities	0.9%
Freddie Mac
4.00%		12/1/25	3,846,130	4,034,317

30 Yr. Securities	3.3%
Fannie Mae
6.00%		5/1/39	13,490,544	14,914,727

Collateralized Mortgage Obligations	34.9%
Fannie Mae
5.00%		2/25/18	5,586,559	6,032,014
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value

4.00%		10/25/23	$3,576,607	$3,745,431
5.00%		3/25/24	7,150,578	7,782,596
5.50%		9/25/33	19,815,515	20,448,363
5.50%		9/25/34	9,961,741	10,275,167
5.50%		2/25/38	17,220,560	17,949,661
Freddie Mac
5.38%		9/15/11	6,486,123	6,513,542
4.50%		12/15/13	2,323,234	2,340,415
5.00%		7/15/32	12,212,787	12,544,221
6.00%		2/15/33	12,545,000	13,521,158
5.50%		2/15/33	13,405,345	14,136,773
Government National Mortgage Association
4.49%		10/16/25	1,281,249	1,295,547
4.77%		8/16/27	18,673,669	19,202,993
5.08%		1/16/30	767,252	795,427
5.00%		8/20/35	11,996,114	12,508,337
4.50%		11/20/36	6,337,168	6,466,566

				155,558,211

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				174,507,255

U.S. GOVERNMENT AGENCIES	3.6%
FDIC Structured Sale Guaranteed Notes
1.06%(a)		10/25/11	2,000,000	1,999,280
1.68%(a)		1/7/13	2,500,000	2,469,900
3.00%(a)		9/30/19	2,359,877	2,373,647

				6,842,827

FDIC Trust
2.18%		5/25/50	9,057,031	9,045,147

TOTAL U.S. GOVERNMENT AGENCIES				15,887,974

	Percentage
	of Net
	Assets†	Shares	Value

INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		262	$262

TOTAL INVESTMENT COMPANIES			262

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011(Unaudited)

	Percentage
	of Net	Principal
	Assets†	Amount	Value
REPURCHASE AGREEMENTS	2.7%
Bank of America, 0.13%, (Agreement dated 7/29/11 to be repurchased at $12,170,132 on 8/1/11. Collateralized by Adjustable Rate U.S. Government Mortgage-Backed Securities, 0.54%, with a value of $12,413,400 due at 12/20/32)		$12,170,000	$12,170,000

TOTAL REPURCHASE AGREEMENTS			12,170,000

TOTAL INVESTMENTS
(Cost $437,595,886)(b)	100.1%		$446,519,602

*	The rates presented are the rates in effect at July 31, 2011.

†	Percentages indicated are based on net assets of $446,128,456.

(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)	Represents cost for financial reporting purposes.

FHLMC — Federal Home Loan Mortgage Corporation.

FDIC — Federal Deposit Insurance Corporation.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	69.2%
1 Yr. Constant Maturity Treasury Based ARMS	67.7%
Fannie Mae
2.44%		10/1/28	$172,915	$180,326
2.83%		12/1/30	472,658	499,624
2.42%		7/1/33	652,053	676,468
3.51%		9/1/38	988,258	1,044,454
Freddie Mac
2.52%		11/1/28	168,404	176,304
3.00%		1/1/29	605,796	639,715
2.43%		7/1/30	466,736	483,383
2.46%		9/1/30	81,669	85,203
2.67%		8/1/31	1,003,644	1,048,234

				4,833,711

Cost of Funds Index Based ARMS	1.5%
Regal Trust IV
2.86%(a)(b)		9/29/31	119,922	107,588

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				4,941,299

FIXED RATE MORTGAGE-RELATED SECURITIES	22.6%
Collateralized Mortgage Obligations	22.6%
Freddie Mac
6.00%		2/15/33	1,500,000	1,616,719

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				1,616,719

	Percentage
	of Net
	Assets†	Shares	Value
INVESTMENT COMPANIES	9.9%
Northern Institutional Treasury Portfolio		704,913	$704,913

TOTAL INVESTMENT COMPANIES			704,913

TOTAL INVESTMENTS
(Cost $7,168,520)(c)	101.7%		$7,262,931

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
ULTRA SHORT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011(Unaudited)

*	The rates presented are the rates in effect at July 31, 2011.

†	Percentages indicated are based on net assets of $7,141,289.

(a)	This security has been deemed illiquid.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	36.9%
1 Yr. Constant Maturity Treasury Based ARMS	36.9%
Fannie Mae
2.69%		5/1/31	$588,960	$620,221
2.52%		1/1/35	508,843	535,675
2.76%		9/1/36	739,019	778,499
3.51%		9/1/38	1,770,630	1,871,313
Fannie Mae Grantor Trust
3.92%		5/25/42	946,173	975,662
3.69%		8/25/43	2,373,289	2,497,887
Freddie Mac
2.49%		3/1/27	340,146	353,916
2.67%		8/1/31	1,478,911	1,544,617

				9,177,790

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				9,177,790

FIXED RATE MORTGAGE-RELATED SECURITIES	54.5%
15 Yr. Securities	12.5%
Fannie Mae
3.50%		7/1/21	2,477,015	2,593,568
2.50%		2/1/26	490,061	486,088
Freddie Mac
8.00%		12/17/15	19,648	20,720

				3,100,376

Collateralized Mortgage Obligations	42.0%
Freddie Mac
4.50%		4/15/19	2,918,904	3,165,985
6.00%		2/15/33	4,300,000	4,634,594
Government National Mortgage Association
4.77%		8/16/27	811,899	834,913
3.71%		6/16/31	1,039,163	1,063,233
4.50%		11/20/36	737,666	752,728

				10,451,453

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				13,551,829

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value
U.S. GOVERNMENT AGENCIES	2.0%
FDIC Structured Sale Guaranteed Notes
1.68%(a)		1/7/13	$500,000	$493,980

TOTAL U.S. GOVERNMENT AGENCIES				493,980

	Percentage
	of Net
	Assets†	Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		203	$203

TOTAL INVESTMENT COMPANIES			203

	Percentage
	of Net	Principal
	Assets†	Amount	Value

REPURCHASE AGREEMENTS	11.1%
Bank of America, 0.13%, (Agreement dated 07/29/11 to be repurchased at $2,757,030 on 08/01/11 Collateralized by Adjustable Rate U.S. Government Mortgage-Backed Security, 0.54%, with a value of $2,812,140, due at 12/20/32)		$2,757,000	$2,757,000

TOTAL REPURCHASE AGREEMENTS			2,757,000

TOTAL INVESTMENTS
(Cost $25,487,943)(b)	104.5%		$25,980,802

*	The rates presented are the rates in effect at July 31, 2011.

†	Percentages indicated are based on net assets of $24,852,555.

(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers. (b) Represents cost for financial reporting purposes.

(b)	Represents cost for financial reporting purposes.

FDIC — Federal Deposit Insurance Corporation.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	13.8%
1 Yr. Constant Maturity Treasury Based ARMS	13.8%
Fannie Mae
2.68%		7/1/37	$1,981,788	$2,087,188
3.51%		9/1/38	1,358,855	1,436,124

				3,523,312

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				3,523,312

FIXED RATE MORTGAGE-RELATED SECURITIES	73.3%
15 Yr. Securities	63.1%
Fannie Mae
7.00%		3/1/15	46,041	48,944
7.00%		3/1/15	40,580	43,139
7.00%		3/1/15	82,930	88,159
7.50%		11/1/15	70,767	76,472
6.50%		1/1/16	64,067	68,583
6.00%		6/1/16	202,886	220,259
6.00%		7/1/17	237,394	257,721
6.00%		7/1/17	122,040	132,490
3.50%		7/1/21	1,981,612	2,074,854
2.50%		2/1/26	735,091	729,133
3.00%(a)		9/1/26	6,000,000	6,041,250
Freddie Mac
6.00%		6/1/17	251,231	271,821
4.00%		12/1/25	5,769,195	6,051,476

				16,104,301

Collateralized Mortgage Obligations	10.2%
Fannie Mae
4.00%		10/25/32	866,314	908,578
See notes to Schedules of Portfolio Investments

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value
Government National Mortgage Association
4.77%		8/16/27	$811,899	$834,913
4.50%		11/20/36	838,201	855,316

				2,598,807

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				18,703,108

U.S. GOVERNMENT AGENCIES	8.9%
FDIC Structured Sale Guaranteed Notes
3.00%(b)		9/30/19	294,985	296,706
FDIC Trust
2.18%		5/25/50	1,968,920	1,966,336

TOTAL U.S. GOVERNMENT AGENCIES				2,263,042

	Percentage
	of Net
	Assets†	Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio		276	$276

TOTAL INVESTMENT COMPANIES			276

	Percentage
	of Net	Principal
	Assets†	Amount	Value
REPURCHASE AGREEMENTS	12.4%
Bank of America, 0.13%, (Agreement dated 7/29/11 to be repurchased at $3,181,034 on 8/1/11. Collateralized by Floating Rate U.S. Government Mortgage-Backed Securities, 0.54%, with a value of $3,244,620, due at 12/20/32)

		$3,181,000	$3,181,000

TOTAL REPURCHASE AGREEMENTS			3,181,000

TOTAL INVESTMENTS
(Cost $27,333,322)(c)	108.4%		$27,670,738

*	The rates presented are the rates in effect at July 31, 2011.

†	Percentages indicated are based on net assets of $25,515,205
See notes to Schedules of Portfolio Investments

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 (Unaudited)

(a)	When-Issued Security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)	Represents cost for financial reporting purposes.

FDIC — Federal Deposit Insurance Corporation.
See notes to Schedules of Portfolio Investments

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	37.2%
1 Yr. Constant Maturity Treasury Based ARMS	23.5%
Fannie Mae
2.68%		7/1/37	$3,094,549	$3,259,130
3.51%		9/1/38	1,976,517	2,088,907

				5,348,037

HYBRID ARMS	3.9%
Freddie Mac
5.77%		11/1/36	838,551	889,043

MONTHLY London Interbank Offering Rate (LIBOR) Collateralized Mortgage Obligations	9.8%
Fannie Mae
0.61%		2/25/37	2,253,827	2,239,050

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				8,476,130

FIXED RATE MORTGAGE-RELATED SECURITIES	56.9%

15 Yr. Securities	19.0%
Fannie Mae
7.00%		3/1/15	55,819	59,339
3.50%		7/1/21	495,403	518,713
2.50%		2/1/26	735,091	729,133
3.00%(a)		9/1/26	3,000,000	3,020,625

				4,327,810

30 Yr. Securities	3.7%
Fannie Mae
5.00%		3/1/38	437,919	467,411
Government National Mortgage Association
7.50%		2/15/24	78,662	90,226
7.00%		4/15/27	99,283	114,419
6.00%		1/15/29	151,149	168,838

				840,894

Collateralized Mortgage Obligations	34.2%
See notes to Schedule of Portfolio Investments.

ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011(Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets†	Date	Amount	Value
Fannie Mae
4.00%		1/25/33	$93,545	$97,411
5.50%		12/25/36	3,138,481	3,550,495
Freddie Mac
4.50%		4/15/19	2,928,712	3,176,623
4.00%		3/15/33	142,207	149,122
Government National Mortgage Association
4.77%		8/16/27	811,898	834,913

				7,808,564

TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				12,977,268

U.S. GOVERNMENT AGENCIES	4.7%
FDIC Structured Sale Guaranteed Note
3.00%(b)		9/30/19	294,985	296,706
FDIC Trust
2.18%		5/25/50	787,568	786,534

TOTAL U.S. GOVERNMENT AGENCIES				1,083,240

	Percentage
	of Net
	Assets†	Shares	Value
INVESTMENT COMPANIES	2.3%
Northern Institutional Treasury Portfolio		517,664	$517,664

TOTAL INVESTMENT COMPANIES			517,664

TOTAL INVESTMENTS
(Cost $22,201,976) (c)	101.1%		$23,054,302

*	The rates presented are the rates in effect at July 31, 2011.

†	Percentages indicated are based on net assets of $22,798,031.

(a)	When-Issued Security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)	Represents cost for financial reporting purposes.

FDIC — Federal Deposit Insurance Corporation.
See notes to Schedule of Portfolio Investments.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 (Unaudited)

	Percentage
	of Net
	Assets†	Shares	Value
COMMON STOCKS	96.5%
Aerospace & Defense	6.6%
General Dynamics Corp.		30,000	$2,044,200
United Technologies Corp.		40,000	3,313,600

			5,357,800

Air Freight & Logistics	2.6%
United Parcel Service, Inc.		30,000	2,076,600

Beverages	8.7%
Coca-Cola Co.		55,000	3,740,550
PepsiCo, Inc.		52,000	3,330,080

			7,070,630

Chemicals	1.9%
Praxair, Inc.		15,000	1,554,600

Commercial Banks	4.2%
Wells Fargo & Co.		120,000	3,352,800

Communications Equipment	2.0%
Cisco Systems, Inc.		100,000	1,597,000

Computers & Peripherals	4.7%
International Business Machines Corp.		21,000	3,818,850

Diversified Financial Services	3.4%
American Express Co.		55,000	2,752,200

Food — General	2.3%
General Mills, Inc.		50,000	1,867,500

Food & Staples Retailing	6.6%
Sysco Corp.		55,000	1,682,450
Wal-Mart Stores, Inc.		70,000	3,689,700

			5,372,150

Health Care Equipment & Supplies	5.8%
Becton, Dickinson & Co.		30,000	2,508,300
Medtronic, Inc.		60,000	2,163,000

			4,671,300

Hotels, Restaurants & Leisure	4.6%
McDonald’s Corp.		43,000	3,718,640

Household Products	4.4%
Procter & Gamble		58,000	3,566,420

See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
LARGE CAP EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2011 (Unaudited)

	Percentage
	of Net
	Assets†	Shares	Value
Industrial Conglomerates	6.6%
3M Company		30,000	$2,614,200
General Electric Co.		150,000	2,686,500

			5,300,700

Insurance	4.0%
Berkshire Hathaway, Inc.(a)		29	3,233,500

IT Services	2.0%
Automatic Data Processing		32,000	1,647,680

Oil & Gas Consumable Fuels	8.1%
Chevron Corp.		30,000	3,120,600
Exxon Mobil Corp.		43,000	3,430,970

			6,551,570

Pharmaceuticals	8.4%
Abbott Laboratories		62,000	3,181,840
Johnson & Johnson		56,000	3,628,240

			6,810,080

Software	4.7%
Microsoft Corp.		140,000	3,836,000

Specialty Retail	4.9%
Home Depot		50,000	1,746,500
TJX Companies		40,000	2,212,000

			3,958,500

TOTAL COMMON STOCKS			78,114,520

INVESTMENT COMPANIES	3.8%
Northern Institutional Treasury Portfolio		3,088,754	3,088,754

TOTAL INVESTMENT COMPANIES			3,088,754

TOTAL INVESTMENTS
(Cost $59,132,650)(b)	100.3%		$81,203,274

†	Percentages indicated are based on net assets of $80,970,356.

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes.
See notes to schedules of portfolio investments.

ASSET MANAGEMENT FUND
NOTES TO SCHEDULES OF PORTFOLIO OF INVESTMENTS
July 31, 2011
Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of October 31, 2010, the Trust is authorized to issue an unlimited number of shares in seven separate series: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to sell two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees, will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.
     A. Significant accounting policies are as follows:
SECURITY VALUATION
Money Market Fund:
Fund securities are valued under the amortized cost method as allowed by Rule 2a-7 under the 1940 Act, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion / amortization rate of any discount or premium is recorded until maturity of the security as long as the calculation approximates fair value. The Fund seeks to maintain a net asset value per share (“NAV”) at $1.00.
Ultra Short Mortgage Fund, Ultra Short Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:
The Funds’ debt securities (except short-term debt instruments maturing within 60 days which are valued at amortized cost) are valued at market quotations or values obtained from independent pricing services approved by the Board of Trustees. The Board of Trustees has authorized one or more pricing services with respect to various asset classes of securities held by the Funds. Pricing services may use various techniques to value securities which take in account a variety of factors including yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, including broker quotes. If a pricing service is unable to provide valuations for a particular security or securities, or the Adviser determined that such valuations are unreliable, the funds will fair value the securities pursuant to the Board approved proprietary fair valuation methodology of the Adviser. Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, prepayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value and those differences could be material.
Fair value pricing, including prices obtained from pricing services is inherently a process of estimates and judgments. When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.
While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.
Open-end mutual fund investments are valued at their most recently calculated net asset value. Short-term instruments of sufficient credit quality maturing within 60 days of the valuation date will be valued at amortized cost, which approximates market value.
Large Cap Equity Fund:
Securities traded on the NASDAQ National Market System are valued at the official closing price as reported by NASDAQ. Securities traded on national exchanges are valued at the last reported sale price on the exchange where the security is principally traded. In the case of over-the-counter securities, securities are valued at the mean between closing bid and asked prices as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern time). Open-end mutual fund investments are valued at their most recently calculated net asset value. Short-term debt instruments of sufficient credit quality maturing within 60 days of the valuation date are valued at amortized cost, which approximates market value. Securities for which (i) quotations are not readily available, or (ii) are determined by the Adviser not to reflect their fair market value are valued at fair value as determined in good faith by the Valuation Committee under the direction of the Board of Trustees.
The Funds have a three-tier fair value hierarchy and is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
• Level 1 —quoted prices in active markets for identical assets
• Level 2 —other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Portfolio	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Money Market Fund
Repurchase Agreements	$—	$19,674,000	$—	$19,674,000
Investment Companies	897	—	—	897

Total Investments				19,674,897
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	—	418,461,366	—	418,461,366
U.S. Government Agencies	—	15,887,974	—	15,887,974
Repurchase Agreements	—	12,170,000	—	12,170,000
Investment Companies	262	—	—	262

Total Investments				446,519,602
Ultra Short Fund
U.S. Government Agency Mortgages	—	6,450,430	—	6,450,430
Non-Agency Mortgage Related Securities	—	107,588	—	107,588
Investment Companies	704,913	—	—	704,913

Total Investments				7,262,931
Short U.S. Government Fund
U.S. Government Agency Mortgages	—	23,223,599	—	23,223,599
Repurchase Agreements	—	2,757,000	—	2,757,000
Investment Companies	203	—	—	203

Total Investments				25,980,802
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	—	22,226,420	—	22,226,420
U.S. Government Agencies	—	2,263,042	—	2,263,042
Repurchase Agreements	—	3,181,000	—	3,181,000
Investment Companies	276	—	—	276

Total Investments				27,670,738
U.S. Government Mortgage Fund
U.S. Government Agency Mortgages	—	21,453,398	—	21,453,398
U.S. Government Agencies	—	1,083,240	—	1,083,240
Investment Companies	517,664	—	—	517,664

Total Investments				23,054,302
Large Cap Equity Fund
Common Stocks	78,114,520	—	—	78,114,520
Investment Companies	3,088,754	—	—	3,088,754

Total Investments				$81,203,274
As of July 31, 2011, there were no level 3 securities held by the Funds. The Funds’ policy is to disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1 or 2 as of July 31, 2011, based on levels assigned to securities on October 31, 2010.
Liquidity and Valuation of Certain Securities
While liquidity has improved throughout the year in the non-agency mortgage-backed securities market, securities valuation continues to be impacted by a number of variables which are difficult to forecast. For example, the federal government continues to evaluate novel strategies for modifying loan principal balances for many classes of residential mortgage-backed securities, and these strategies could negatively impact the valuation of certain holdings of the Fund. Further deterioration in the real estate markets, changes in the securitization process, and changes in the mandate of the government sponsored mortgage entities (GNMA, FHLMC, and FNMA) could impact the Fund’s future performance. Weaker than expected economic growth or further increases in unemployment could result in an increase in loan delinquencies and home foreclosures. These factors could result in downgrades in the credit ratings of non-agency mortgage-backed securities. These downgrades, as well as a number of other events, could result in losses for the Fund and these securities may be deemed to be illiquid. Illiquid securities generally are those that cannot be sold or disposed of in an orderly fashion within five business days at approximately the price at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more difficult to estimate than that of more liquid securities. This illiquidity of portfolio securities may result in the Funds incurring greater losses on the sale of some portfolio securities than under more stable market conditions. Such losses could adversely impact the Funds’ net asset value. As of July 31, 2011, the Ultra Short Fund held one security position (Regal Trust IV) that was deemed to be illiquid representing 1.51% of net assets of the Fund.
REPURCHASE AGREEMENTS
Obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counter-party defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.
SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS
Each Fund, except the Money Market Fund, may purchase securities on a when-issued or delayed delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed-delivery securities are purchased, the Funds must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Funds will not earn any income on the securities that it purchased.

FEDERAL INCOME TAX INFORMATION
As of July 31, 2011, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

AMF Money Market Fund	$19,674,897	$—	$—	$—
AMF Ultra Short Mortgage Fund	437,597,017	9,475,723	(553,138)	8,922,585
AMF Ultra Short Fund	7,168,520	106,750	(12,339)	94,411
AMF Short U.S. Government Fund	25,488,907	516,259	(24,364)	491,895
AMF Intermediate Mortgage Fund	27,334,092	339,203	(2,557)	336,646
AMF U.S. Government Mortgage Fund	22,201,976	868,260	(15,934)	852,326
AMF Large Cap Equity Fund	59,132,650	25,932,948	(3,862,324)	22,070,624

Item 2.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund By (Signature and Title)
/s/ Trent Statczar
Trent Statczar, Treasurer

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Trent Statczar
Trent Statczar, Treasurer

Date: September 22, 2011

By (Signature and Title)
/s/ Rodger Shay, Jr.
Rodger Shay, Jr., President

Date: September 22, 2011